Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Finished goods	$ 60,954	$ 50,610
Inventories	$ 60,954	$ 50,610